Financial Instruments - Currency Exchange Risk (Details) - Currency risk $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Canadian dollar contracts
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 2.0
Increase of 10%, sensitivity analysis	(6.9)
Decrease of 10%, sensitivity analysis	19.5
Gold Price
Disclosure of detailed information about hedging instruments [line items]
Increase of 10%, sensitivity analysis	0.1
Decrease of 10%, sensitivity analysis	1.6
Gold Bullion hedges
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 0.3